Risks (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Risks [Abstract]
Loss of accounts receivable	$ 14,978,869	$ 19,144,103
Deposits	54,702	722,428
Bank loan balance interest rate risk